                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-1144

                       The Finance Company of Pennsylvania
               (Exact name of registrant as specified in charter)

            150 South Independence Mall West, Philadelphia, PA 19106
               (Address of principal executive offices) (Zip code)

                        Charles E. Mather III, President
            150 South Independence Mall West, Philadelphia, PA 19106
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (215) 351- 4778

Date of fiscal year end: December 31

Date of reporting period: JULY 1, 2007 - SEPTEMBER 30, 2007

 Shares/                                                 Cost          Market
 Units                                                  Value          Value
          U.S. AGENCY SECURITIES
  50,000  Fed. Home Loan Bank Bond 3.51% 11/9/07       48,799.63      49,940.00
 150,000  Fed. Home Loan Bank Bond 5% 1/29/2014       142,427.14     146,565.00
  40,000  Fed. Home Loan Bank Bond 5% 2/25/2014        37,943.65      39,076.00
  69,000  Fed. Home Loan Bank Bond 5% 10/15/2014       65,310.78      67,268.10
  60,000  Fed. Home Loan Bank Bond 5% 9/26/2014        56,653.94      58,518.00
  50,000  Fed. Home Loan Bank Bond 4.375% 3/9/2010     48,922.56      49,755.00
 200,000  Fed. Home Loan Bank Bond 5% 5/3/2010        200,000.00     200,100.00
  60,000  Fed. Home Loan Mtg. 4% 6/3/2011              57,515.36      58,218.00
  60,000  Fed. Home Loan Mtg. 4% 10/7/2009             58,613.63      59,532.00
  50,000  Fed. Farm Credit Bank 3.55% 4/7/2009         48,788.35      49,310.00
  25,000  Fed. Home Loan Bank Bond 3.49% 4/15/2009     24,369.36      24,627.50
  20,000  Fed. Home Loan Bank Bond 4.1% 11/2/2009      19,560.71      19,878.00
  50,000  Fed. Nat'l Mtg. Assn. 4.5% 12/30/2009        49,197.60      50,000.00
  65,000  Fed. Nat'l Mtg. Assn. 4.5% 9/26/2011         63,201.19      63,999.00
  20,000  Fed. Nat'l Mtg. Assn. 3% 12/26/2007          19,883.02      19,928.00
  50,000  Fed. Nat'l Mtg. Assn. 3.4% 3/24/2009         48,707.80      49,220.00
 178,572  Fed. Home Loan Bank Bond 5.08% 11/26/2012   175,483.88     178,000.07
 276,068  Fed. Home Loan Mtg. 6% 7/1/2019             284,789.54     280,733.50
 566,144  Fed. Home Loan Mtg. Var.% 8/1/2019          574,747.55     575,768.22
 450,000  Fed. Farm Credit Bank 3.625% 12/24/2007     445,356.02     449,055.00
                                                    ------------   ------------
                                                    2,470,271.71   2,489,491.40

          BONDS
  25,000  Addison Alton Zero-A 11/15/2001              20,072.15      19,930.00
  30,000  East Baton Rouge LA Mtg Fin 9/10/2014        20,757.25      20,343.00
 270,000  Fulton Cty GA Devel. Auth. 5.75% 3/1/2014   274,559.10     267,435.00
 150,000  City of North Little Rock AR 7/20/2014      104,119.64      98,925.00
 300,000  Ohio Hsg. Agy. Mtg. 5.57% 9/1/2038          300,000.00     300,510.00
 150,000  Rogers County OK Hsg 7/15/2014              104,628.52     103,020.00
 415,000  Texas St Vets Hsg 7% 12/1/2010              438,940.25     429,774.00
 300,000  Yorba Linda CA Redev Agy 5.25% 9/1/2015     306,755.48     303,240.00
  35,000  Cuyahoga Cnty OH Eco Dev 8.625% 6/1/2022     42,298.10      41,863.50
 300,000  Verizon Deb 8% 6/1/2022                     357,957.13     336,630.00
 340,000  Peoria Ill School Distr. 1/1/2011           294,719.61     288,456.00
 100,000  Sparks Regl. Med Ctr 6.65% 8/15/2012        100,862.05     104,100.00
  95,000  Dallas Ft. Worth Arpt. 6.6% 11/1/2012       101,401.20      99,778.50
 275,000  Machesney Park Ill 4.88% 12/1/2010          275,000.00     272.635.00
 225,000  Glendale Wis Cmnty Dev Auth 4.9% 10/1/2011  225,000.00     220,792.50
  75,000  NJ Economic Dev. Auth. 5.178% 11/1/2015      75,000.00      74,662.50
 320,000  University Oklahoma 5.6% 7/1/2020           320,191.65     316,256.00
  85,000  Cuyahoga Cnty OH Eco Dev 7.35% 6/1/2012      89,685.55      90,253.00
 250,000  Utah Hsg Corp. Sgl. Fam.
            Mtg. 4.78% 7/1/2015                       246,759.54     248,850.00
 300,000  Massachusetts St. Hsg. 5.962% 6/1/2017      300,000.00     308,190.00
                                                    ------------   ------------
                                                    3,998,707.22   3,945,644.00

          SHORT-TERM SECURITIES
 445,811  Blackrock Fed Fund #30                      445,810.64     445,810.64
  41,779  Blackrock Fed Sec. Fund #11                  41,779.36      41,779.36
  82,353  PNC Money Market Fund - Schroders            82,353.00      82,353.00
  82,906  PFPC Money Market Fund                       82,905.88      82,905.68
      13  PFPC Money Market Fund                           13.33          13.33
                                                    ------------   ------------
                                                      652,862.01     652,862.01

    Shares/                                             Cost           Market
    Units                                              Value           Value
            U.S. AGENCY SECURITIES
    10,000  Abbott Laboritories Inc.                 348,694.45      563,010.00
    10,700  American Express Co.                     560,947.16      635,259.00
     9,600  Anheuser-Busch Cos.                      453,084.67      479,904.00
     7,100  Avery Denison                            409,672.84      404,842.00
     7,500  Becton, Dickinson & Co.                  210,696.75      615,375.00
       200  Berkshire Hathaway B                     449,324.34      790,400.00
    11,500  Carnival Corp.                           513,536.75      556,945.00
    18,000  Coca Cola Co.                             21,581.04    1,034,460.00
    11,100  Colgate Palmolive Co.                    611,144.91      791,652.00
     4,775  Covidien                                 181,086.00      198,172.50
    21,900  Dell Inc.                                475,843.80      604,440.00
    10,800  Diebold, Inc.                            545,044.19      490,536.00
     9,800  Dover Corp.                               96,382.61      499,310.00
    18,000  Dow Chemical Co.                         116,337.50      775,080.00
    12,500  Duke Energy Corp.                        130,568.09      233,625.00
    11,000  Emerson Electric Co.                      83,723.75      585,420.00
   116,806  Exxon Mobil Corp.                        154,159.00   10,811,563.36
     8,800  Gannett Inc.                             541,572.74      384,560.00
    17,500  General Electric Co.                     597,934.44      724,500.00
    18,000  Harte Hanks Inc.                         339,740.53      354,240.00
    16,700  Hasbro                                   201,235.00      465,596.00
    12,100  Illinois Tool Works Inc.                 627,901.67      721,644.00
    10,000  International Business Machines Corp.    256,675.00    1,178,000.00
     5,000  International Speedway Corp.             224,623.50      229,300.00
    12,600  Johnson and Johnson                       69,355.12      827,820.00
    13,500  Jones Apparel Group                      390,520.98      285,255.00
    11,800  Kimberly-Clark Corp.                     563,144.34      829,068.00
    20,000  Marsh & McLennan Companies Inc.          262,438.67      510,000.00
    18,100  McDonalds Corp.                          245,966.33      985,907.00
     7,700  Medco Health Solutions                   435,563.86      696,003.00
    13,000  Merck & Co. Inc.                         138,569.18      671,970.00
    22,000  Microsoft Corp.                          681,340.00      648,120.00
    21,700  Molex Inc. Class A                       556,121.79      550,312.00
       732  PA. Waterhouse & Safe Deposit Co.         71,398.95    2,814,540.00
    10,000  Pall Corporation                         204,640.17      389,000.00
    20,000  Penn Virgninia Corp.                       2,291.54      879,600.00
    24,000  Pitney Bowes Inc.                        750,286.20    1,090,080.00
   269,495  PNC Financial Services Group Inc.        162,862.45   18,352,609.50
    15,400  Quest Diagnostics Inc.                   804,295.71      889,658.00
     6,250  Spectra Energy Corp.                      94,123.16      153,000.00
    12,000  State Street Corp.                        88,500.00      817,920.00
    32,000  Steelcase Inc. CL A                      386,240.00      575,360.00
     4,775  Tyco Electronics                         164,112.00      169,178.25
     4,775  Tyco Int'l Ltd.                          225,537.40      211,723.50
    11,000  Walmart Stores Inc.                      520,546.80      480,150.00
    20,000  Verizon Communications Inc.              171,357.22      885,600.00
    25,812  Vodaphone Group PLC                      689,959.65      936,975.60
                                                 --------------  --------------
                                                  15,830,682.21   58,777,673.71

            INTERNATIONAL
57,279.025  Artisan International Funds            1,150,000.00    1,932,863.34
29,894,908  Harbor International Funds             1,170,000.00    2,234,345.42
 1,429,000  Vanguard Emerging Mkts. ETF              140,346.33      148,301.62
                                                 --------------  --------------
                                                   2,460,346.33    4,315,510.39

                                                 $25,412,869.48  $70,181,181.51
                                                 ==============  ==============

Item 2. Controls and Procedures

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's President, Charles E. Mather III, and Registrant's Secretary-Treasurer, Herbert
S. Riband, Jr., have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

Item 3. Exhibits

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Finance Company of Pennsylvania


By /s/ Charles E. Mather III
   ----------------------------------
   Charles E. Mather III, President

Date NOVEMBER 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/ CHARLES E. MATHER III
   ----------------------------------
   Charles E. Mather III, President

Date NOVEMBER 12, 2007


By /s/ Herbert S. Riband, Jr.
   ----------------------------------
   Herbert S. Riband, Jr.,
   Secretary-Treasurer

Date NOVEMBER 12, 2007